Debt - Summary of senior unsecured debt (Details) - USD ($) $ in Millions	Jul. 31, 2025	Jul. 31, 2024
Total principal balance of debt
Total principal balance of debt	$ 6,014	$ 6,085
Unamortized discount and debt issuance costs	(41)	(47)
Net carrying value of debt	5,973	6,038
Short-term debt	0	499
Long-term debt	5,973	5,539
Senior Unsecured Notes | The 2020 Senior Unsecured Notes
Total principal balance of debt
Net carrying value of debt	1,000
Senior Unsecured Notes | 0.950% notes due July 2025
Total principal balance of debt
Total principal balance of debt	$ 0	500
Stated interest rate (in percent)	0.95%
Effective interest rate (in percent)	1.127%
Senior Unsecured Notes | 1.350% notes due July 2027
Total principal balance of debt
Total principal balance of debt	$ 500	500
Stated interest rate (in percent)	1.35%
Effective interest rate (in percent)	1.486%
Senior Unsecured Notes | 1.650% notes due July 2030
Total principal balance of debt
Total principal balance of debt	$ 500	500
Stated interest rate (in percent)	1.65%
Effective interest rate (in percent)	1.767%
Senior Unsecured Notes | 5.250% notes due September 2026
Total principal balance of debt
Total principal balance of debt	$ 750	750
Stated interest rate (in percent)	5.25%
Effective interest rate (in percent)	5.325%
Senior Unsecured Notes | 5.125% notes due September 2028
Total principal balance of debt
Total principal balance of debt	$ 750	750
Stated interest rate (in percent)	5.125%
Effective interest rate (in percent)	5.258%
Senior Unsecured Notes | 5.200% notes due September 2033
Total principal balance of debt
Total principal balance of debt	$ 1,250	1,250
Stated interest rate (in percent)	5.20%
Effective interest rate (in percent)	5.312%
Senior Unsecured Notes | 5.500% notes due September 2053
Total principal balance of debt
Total principal balance of debt	$ 1,250	1,250
Stated interest rate (in percent)	5.50%
Effective interest rate (in percent)	5.576%
Line of Credit | Revolving Credit Facility | Subsidiary
Total principal balance of debt
Secured revolving credit facilities	$ 1,014	$ 585